Accounts receivable - Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	$ 1,095	$ 1,676
Changes in allowance account for credit losses of financial assets [abstract]
Increase	786	280
Reversals	(665)	(128)
Write-off	(51)	0
Currency translation differences	47	(76)
Balance at end of period	$ 1,212	$ 1,752